Statement of Additional Information Supplement -- September 21, 2001*

AXP Bond Fund (Oct. 30, 2000) S-6495-20 T (10/00)
AXP Discovery Fund (Sept. 29, 2000) S-6457-20 V (9/00)
AXP Diversified Equity Income Fund (Nov. 29, 2000) S-6475-20 P (11/00) AXP Emerging Markets Fund (Dec. 29, 2000) S-6354-20 H (12/00)
AXP Equity Select Fund (Jan. 29, 2001) S-6426-20 P (1/01)
AXP European Equity Fund (Dec. 29, 2000) S-6006-20 C (12/00)
AXP Global Balanced Fund (Dec. 29, 2000) S-6352-20 G (12/00)
AXP Global Bond Fund (Dec. 29, 2000) S-6309-20 U (12/00)
AXP Global Growth Fund (Dec. 29, 2000) S-6334-20 T (12/00)
AXP Growth Fund (Sept. 29, 2000) S-6455-20 U (9/00)
AXP Growth Dimensions Fund (Sept. 29, 2000) S-6004-20 C (9/00)
AXP Innovations Fund (Dec. 29, 2000) S-6395-20 D (12/00)
AXP International Fund (Dec. 29, 2000) S-6140-20 V (12/00)
AXP Managed Allocation Fund (Nov. 29, 2000) S-6141-20 R (11/00)
AXP Mutual (Nov. 29, 2000) S-6326-20 U (11/00)
AXP New Dimensions Fund (Sept. 29, 2000) S-6440-20 T (9/00)
AXP Partners Small Cap Value Fund (June 15, 2001) S-6239-20 C (6/01) AXP Progressive Fund (Nov. 29, 2000) S-6449-20 U (11/00)
AXP Research Opportunities Fund (Sept. 29, 2000) S-6356-20 G (9/00) AXP Stock Fund (Nov. 29, 2000) S-6351-20 U (11/00)
AXP Variable Portfolio Funds (Oct. 30, 2000) S-6466-20 A (10/00)

The first sentence under the "Foreign Currency Transactions" section has been revised as follows:

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations.

The first sentence under the "Options on Foreign Currencies" section has been revised as follows:

The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes.

The first two sentences under the "Foreign Currency Futures and Related Options" section has been revised as follows:

The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures.



S-6239-22 A (9/01)
Valid until next update.
*Destroy July 30, 2002